Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 4,218	$ 183
Accounts receivable, net	70	41
Other receivable	176
Inventories	1,404	1,295
Prepaid expenses and other current assets	957	129
Total current assets	6,825	1,648
Property and equipment, net	351	331
Total assets	7,640	2,556
Current liabilities:
Accounts payable	1,554	1,003
Accrued expenses	4,613	608
Product warranty liability, current portion	311	335
Total current liabilities	6,636	2,519
Product warranty liability, net of current portion	1,923	2,143
Warrant liability	332
Forward purchase agreement put option liability	103
Forward purchase agreement warrant liability	4
Total liabilities	9,402	38,751
Commitments and contingencies (see Note 15)
Stockholders’ deficit:
Additional paid-in capital	255,596	189,904
Accumulated deficit	(257,242)	(225,985)
Accumulated other comprehensive loss	(118)	(115)
Total stockholders’ deficit	(1,762)	(36,195)
Total liabilities and stockholders’ deficit	7,640	2,556
Series A Preferred Stock
Stockholders’ deficit:
Series A Preferred stock, $0.0001 par value; 10,000,000 and zero shares authorized as of December 31, 2023 and 2022, respectively; 4,500,000 and zero shares issued and outstanding as of December 31, 2023 and 2022, respectively
Class A Common Stock
Stockholders’ deficit:
Class A Common stock, $0.0001 par value; 400,000,000 and 232,000,000 shares authorized as of December 31, 2023 and 2022, respectively; 19,599,982 and 10,122,581 shares issued and outstanding as of December 31, 2023 and 2022, respectively	2	1
Related Party
Current assets:
Operating lease right-of-use assets (related party)	464	577
Current liabilities:
Convertible notes payable, current portion (related party)		448
Operating lease liability, current portion (related party)	158	125
Convertible notes payable, net of current portion (related party)		33,397
Operating lease liabilities, net of current portion (related party)	404	565
Warrant liability (related party)		$ 127